LOANS, FINANCING AND DEBENTURES (Tables)	12 Months Ended
Dec. 31, 2021
LOANS, FINANCING AND DEBENTURES
schedule of composition of loans, financing and debentures

	12/31/2021
			Non-
	Average Rate	Current	Current
Foreign currency
World Bank	2.41%	149,904	148,214
Banco Interamericano de Desenvolvimento - BID	1.22%	42,349	379,147
Kreditanstalt fur Wiederaufbau - KFW	4.77%	65,423	542,639
		257,676	1,070,000
National currency
RGR Return	5.00%	250,802	1,003,208
RGR Subsidiaries	5.00%	83,275	602,157
RGR CCEE	5.00%	11,187	—
BNDES	5.63%	458,015	4,668,486
Caixa Econômica Federal	8.22%	806,317	3,072,622
Banco do Brasil	6.92%	957,151	1,079,149
Bradesco (a)	7.18%	265,124	1,077,681
Petrobras	1.91%	2,199,910	3,327,920
BR Distribuidora	2.21%	21,941	31,908
State Grid	5.01%	91,196	647,597
Itaú	9.15%	4,017	500,000
Banco do Nordeste do Brasil	7.18%	66,187	987,810
BASA	8.52%	12,425	344,624
Cigás	—	393,920	193,249
Other Financial Institutions	6.51%	481,255	506,579
		6,102,722	18,042,990

	12/31/2021
	Average Rate	Current	Non-Current
Bonus
Due 02/04/2025	3.63%	41,302	2,767,841
Due 02/04/2030	4.63%	79,043	4,103,680
		120,345	6,871,521
Debentures
Eletrobras - Due 04/25/2022	Taxa DI+ 0.70% p.a.	1,113,080	—
Eletrobras - Due 04/25/2024	Taxa DI + 1.00% p.a.	27,053	2,200,000
Eletrobras - Due 04/25/2026	Taxa DI + 1.20% p.a.	12,567	1,000,000
Eletrobras - Due 05/15/2029	IPCA + 5.18% p.a.	5,447	820,619
Eletrobras - Due 04/15/2026	Taxa DI + 1.80% p.a.	24,304	1,200,000
Eletrobras - Due 04/15/2031	IPCA + 4.91% p.a.	16,232	1,601,176
Furnas - Due 11/15/2024	CDI 117.60% p.a.	95,608	360,000
Furnas - Due 11/15/2029	IPCA + 4.08% p.a.	2,340	897,225
Chesf - Due 01/15/2029	IPCA + 7.03% p.a.	14,474	141,445
CGT Eletrosul - Due 09/16/2024	Taxa DI + 1.78% p.a.	5,245	214,465
CGT Eletrosul - Due 09/15/2028	IPCA + 6.80% p.a.	11,098	110,316
CGT Eletrosul - Due 11/15/2028	IPCA + 3.75% p.a.	597	327,752
CGT Eletrosul - Due 09/17/2029	IPCA + 5.35% p.a.	2,118	187,271
Eletronorte - Due 08/04/2024	CDI + 2.75% p.a.	170,657	277,778
Eletronorte - Due 10/20/2024	CDI + 2.60% p.a.	253,190	458,334
		1,754,010	9,796,381
Total Financing, loans and debentures		8,234,753	35,780,892

(a)	The balance corresponds to the loan of R$301,409 from Furnas with Bradesco and of R$1,041,396 from Eletronorte with Bradesco BBI.

	12/31/2020
			Non-
	Average rate	Current	current
Foreign currency

World Bank	2.41%	140,572	275,655
Banco Interamericano de Desenvolvimiento	1.79%	39,441	392,300
BNP Paribas	1.17%	182,590	—
Kreditanstalt fur Wederaufbau - KFW	3.42%	60,561	587,891
		423,164	1,255,846
National currency
RGR Return	5.00%	250,802	1,254,011
RGR Subsidiaries	5.00%	86,779	688,283
RGR CCEE	5.00%	34,797	—
BNDES	5.15%	454,393	4,790,888
Caixa Econômica Federal	5.94%	918,979	3,850,392
Banco do Brasil	2.41%	1,085,373	1,420,404
Bradesco	5.14%	1,006,159	—
Petrobras	1.91%	2,196,011	4,925,322
BR Distribuidora	2.21%	157,200	47,224
State Grid	10.00%	43,935	354,828
Banco do Nordeste do Brasil	10.14%	52,251	901,827
BASA	8.50%	11,346	156,006
Cigás	—	414,264	223,670
Other Financial Institutions	4.64%	779,996	1,292,845
		7,492,285	19,905,700

	12/31/2020
	Average Rate	Current	Non-Current
Bonus
Due 10/27/2021	5.75%	3,284,824	—
Due 02/04/2025	3.63%	38,461	2,570,741
Due 04/02/2030	4.63%	73,606	3,812,050
		3,396,891	6,382,791
Debentures
Eletrobras - Due 4/25/2022	DI rate+ 0.70% p.a.	3,722	1,100,000
Eletrobras - Due 4/25/2024	DI rate+ 1.00% p.a.	8,305	2,200,000
Eletrobras - Due 4/25/2026	DI rate+ 1.20% p.a.	4,035	1,000,000
Eletrobras - Due 5/15/2029	IPCA+ 5.18% p.a.	4,767	740,825
Furnas - Due 11/15/2024	CDI 117.60% p.a.	1,267	450,000
Furnas - Due 1/15/2024	IPCA+ 4.08% p.a.	1,755	808,446
Chesf - Due 1/15/2029	IPCA+ 7.03% p.a.	11,224	137,991
CGT Eletrosul - Due 9/15/2028	IPCA+ 6.80% p.a.	15,200	101,350
CGT Eletrosul - Due 11/15/2028	IPCA+ 3.75% p.a.	2,487	300,000
Eletronorte - Due 04/08/2024	CDI + 2.75% p.a.	—	500,000
Eletronorte - Due 10/20/2024	CDI + 2.60% p.a.	45,649	708,333
		98,411	8,046,945

Total Financing, loans and debentures		11,410,751	35,591,282

Schedule of movements of loans and financing

Opening balance as of December 31, 2020, 2019 and 2018	47,002,033	47,899,641	54,841,027
Additions	4,828,697	9,154,852	6,442,950
Interest, charges, monetary and exchange variations incurred	2,936,377	5,367,794	3,876,246
Interest Paid	(2,545,458)	(2,074,848)	(2,810,184)
Amortization of the Principal	(8,429,427)	(12,144,481)	(12,365,154)
Transaction costs	(13,825)	(22,146)	598
Transfer	213,129	(173,846)	(645)
RGR derecognition	24,119	(1,004,933)	—
Write-off	—	—	(2,085,197)
Final balance as of December 31, 2021, 2020 and 2019	44,015,645	47,002,033	47,899,641

Schedule of maturity of long-term portion of loans and financing

2022	2023	2024	2025	2026	2027	After 2027	Total
8,234,752	4,785,443	6,657,723	4,681,094	4,204,094	1,739,095	13,713,444	44,015,645

Schedule of non-subsidiaries guarantees

NON-CONTROLLED COMPANIES
			Debt Balance as of	Ending of
Guarantor	Modality	Venture	12/31/2021	Guarantee
Eletrobras	SPE	HPP Belo Monte	13,813,246	2042
Eletrobras	SPE	HPP Santo Antônio	5,351,448	2040
Eletrobras	SPE	HPP Jirau	3,240,577	2034
Eletrobras	SPE	HPP Teles Pires	1,128,600	2038
Furnas	SPE	HPP Santo Antônio	1,015,977	2038
Eletrobras	SPE	HPP Santo Antônio	926,256	2024
Eletrobras	SPE	HPP Jirau	887,438	2035
Furnas	SPE	Transmission Projetcs - Mata de Santa Genebra Transmissão S.A.	754,187	2041
Eletrobras	SPE	HPP Sinop	556,612	2038
Eletrobras	SPE	HPP São Manuel	525,607	2038
Eletrobras	Corporate	Amazonas Energia (a)	491,016	2026
Eletrobras	SPE	HPP Teles Pires	267,751	2032
Eletrobras	SPE	HPP Santo Antônio	226,390	2030
Eletrobras	SPE	HPP Santo Antônio	153,342	2022
Furnas	SPE	Transmission Projects - Mata de Santa Genebra Transmissão S.A.	116,209	2030
Furnas	SPE	HPP São Manuel	108,557	2033
Eletrobras	SPE	Wind Projects - Chapada do Piauí II Holding S.A.	77,700	2032
Eletrobras	SPE	Transmission Projetcs - Interligação Elétrica Garanhuns S.A.	75,548	2028
Chesf	SPE	HPP Sinop	72,836	2032
Eletronorte	SPE	HPP Sinop	72,836	2032
Eletrobras	SPE	Wind Projects - Chapada Piauí I Holding S.A.	70,230	2032
Eletrobras	SPE	Transmission Projetcs - Caldas Novas Transmissão S.A.	3,303	2028
Non-controlled companies guarantees			29,935,666

(a)	Private instrument arising from legal proceedings whose origin predates the privatization and deverticalization of Amazonas Energia S.A., with a view to settling previous debts to which Eletrobras is a party given its guarantor status.

Schedule of subsidiaries guarantees

SUBSIDIARY COMPANIES
			Debt Balance as	Ending of
Guarantor	Modality	Venture	of 12/31/2021	Guarantee
Eletrobras	Corporate	Angra III	3,366,852	2036
Eletronuclear	Corporate	Angra III	3,013,276	2038
Eletrobras	Corporate	Issuance of Debentures - Furnas	919,045	2029
Eletrobras	Corporate	Belo Monte Transmissora de Energia	738,793	2029
Eletrobras	Corporate	Miscellaneous - Furnas	462,780	2023
Eletrobras	Corporate	Issuance of Debentures - Furnas	455,608	2024
Furnas	Corporate	Modernization of HPP Furnas and HPP Luiz Carlos Barreto de Carvalho	421,495	2031
Eletrobras	Corporate	HPP Simplício	355,323	2026
CGT Eletrosul	SPE	Transmissora Sul Litorânea de Energia	350,537	2029
Eletrobras	Corporate	Livramento Wind Complex - Entorno II	322,351	2028
Eletrobras	Corporate	Corporate Transmission Projects	243,027	2034
Eletrobras	Corporate	Chesf Corporate Projects 3	237,915	2029
Eletrobras	Corporate	Support to the Working Capital Structure	185,717	2024
Eletrobras	Corporate	HPP Mauá	163,333	2028
Eletrobras	Corporate	Linha Verde Transmissora	156,283	2033
Eletrobras	Corporate	Wind farms Casa Nova II and III	155,676	2031
Eletrobras	Corporate	2012-2014 Investment Plan	151,704	2029
Eletrobras	Corporate	Corporate Financing	104,851	2023
Eletrobras	Corporate	Transmissora Sul Brasileira de Energia S.A.	121,415	2028
Eletrobras	Corporate	HPP São Domingos	110,038	2028
Chesf	Corporate	Transmissora Delmiro Gouveia	102,598	2032
Eletrobras	Corporate	Chesf Corporate Projects 3	95,121	2029
Eletrobras	Corporate	HPP Batalha	78,042	2025
Eletrobras	Corporate	HPP Passo de São João	75,932	2026
Eletrobras	Corporate	CGT Eletrosul Corporate Projects	55,823	2023
Eletrobras	Corporate	Innovation Projects	45,254	2023
Chesf	Corporate	Transmissora Delmiro Gouveia	48,224	2031
Eletrobras	Corporate	CGT Eletrosul Corporate Projects	28,607	2022
Eletrobras	Corporate	HPP Baguari	19,839	2026
Eletrobras	Corporate	RS Energia	18,260	2027
CGT Eletrosul	Corporate	Expansion of the Southern Transmission System	18,368	2029
CGT Eletrosul	Corporate	Brazil x Uruguay Interconnection	13,787	2029
Eletrobras	Corporate	RS Energia	9,405	2027
Controlled companies guarantees			12,645,279

Schedule of movements of provision for guarantees

The change in guarantees for the year ending December 31, 2021 was as follows:

Opening balance as of December 31, 2020, 2019 and 2018	459,004	463,776	549,436
Additions of Guarantees	14,869	25,556	13,690
Update (a)	(14,408)	15,197	5,889
Write-offs	(33,656)	(45,525)	(105,239)
Final balance on December 30, 2021, 2020 and 2019	425,809	459,004	463,776

(a)	The update includes the reduction of the debit balance due to payments of loans and financings.